Borrowings (Details Narrative) - USD ($) $ in Thousands	1 Months Ended									12 Months Ended
	Feb. 28, 2021	Nov. 30, 2020	Jun. 30, 2020	Apr. 30, 2020	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Jul. 31, 2017	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Apr. 30, 2021	May 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Additional collateral value													$ 400
Increased additional collateral value													2,000
Interest expense										$ 5,120	$ 6,126
Deferred costs										$ 7	8
Debt instrument interest rate, effective percentage										3.00%
Office Building [Member]
Debt Instrument [Line Items]
Debt instrument interest rate								5.07%
Debt instrument, face amount										$ 604	619
Debt instrument, unused borrowing capacity, amount								$ 660
Debt instrument, maturity date, description								Due in January 2033
Interest expense										$ 32	$ 33
Wallach LOC [Member]
Debt Instrument [Line Items]
Debt instrument interest rate										6.25%	6.25%
Long-term line of credit										$ 0	$ 0
Line of Credit Facility, Remaining Borrowing Capacity										$ 1,250
Wallach LOC [Member] | Prime plus [Member]
Debt Instrument [Line Items]
Debt instrument interest rate						3.00%
Wallach trust LOC [Member]
Debt Instrument [Line Items]
Debt instrument interest rate										6.25%	6.25%
Line of credit facility, maximum borrowing capacity										$ 250
Wallach trust LOC [Member] | Prime plus [Member]
Debt Instrument [Line Items]
Debt instrument interest rate						3.00%
Myrick LOC agreement Agreement [Member]
Debt Instrument [Line Items]
Long-term line of credit										859	$ 0
Line of credit facility, maximum borrowing capacity						$ 1,000
Line of credit facility, commitment fee percentage						3.00%
Interest expense, debt										6	19
New line of credit agreements [Member]
Debt Instrument [Line Items]
Long-term line of credit										2,909	4,159
Line of credit facility, maximum borrowing capacity											6,063				$ 6,063
Interest expense, debt										$ 262	$ 341
Notes Program [Member]
Debt Instrument [Line Items]
Debt instrument interest rate, effective percentage										9.28%	10.38%
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 361											$ 361		$ 361
Debt Instrument, Decrease, Forgiveness	$ 10	$ 361		$ 10
Two Loan Purchase and Sale Agreement [Member] | Principal Amount Exceeds $2000 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description							If the total principal amount exceeds $1,000, S.K. Funding must fund the amount between $1,000 and less than or equal to $4,500.
Two Loan Purchase and Sale Agreement [Member] | Principal Amount Less Than $5,500 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description							If the total principal amount is less than $4,500, then the Company will also repay S.K. Funding’s principal as principal payments are received on the Pennsylvania Loans from the underlying borrowers in the amount by which the total principal amount is less than $4,500 until S.K. Funding’s principal has been repaid in full.
Two Loan Purchase and Sale Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage on loans sold to pruchaser										50.00%
Two Loan Purchase and Sale Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage on loans sold to pruchaser										75.00%
Loan Purchase and Sale Agreement [Member]
Debt Instrument [Line Items]
Debt instrument interest rate							10.50%
Debt instrument, face amount													2,000
Debt instrument original value													$ 1,000
Loan Purchase and Sale Agreement [Member] | Borrowers [Member]
Debt Instrument [Line Items]
Debt instrument interest rate										6.00%	11.00%
Shuman Line of Credit Agreement [Member] | Shuman [Member]
Debt Instrument [Line Items]
Long-term line of credit										$ 125	$ 1,325
Line of credit facility, maximum borrowing capacity									$ 1,325
Line of credit facility, commitment fee percentage									10.00%
Interest expense, debt										77	135
Line of credit facility, description									Due in July 2022, but will automatically renew for additional 12-month periods, unless either party gives notice to not renew.
Swanson Modification Agreement [Member] | Paul Swanson [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 7,000
Line of credit facility, commitment fee percentage					6.00%
Interest expense, debt										619	709
Line of credit facility, description					automatically renew for additional 12-month periods
Business Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			3.80%
Long-term line of credit										217	362
Interest expense, debt										$ 11	$ 8
Debt instrument, unused borrowing capacity, amount			$ 362
Debt instrument, maturity date, description			Due in July 2025